CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
OPERATING ACTIVITIES	$ (16,971,797)	$ (6,875,950)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of debt discount and deferred financing costs	327,455	663,747
Loss on extinguishment of debt	2,086,280
Initial fair value of derivative warrant liability included as interest expense	5,189,000
Loss (gain) on derivative liability, net	6,032,000	(210,634)
Depreciation and amortization expense	292,329	130,038
Equity-based payments	1,974,191	4,964,218
Changes in operating assets and liabilities (net of amounts acquired):
Accounts receivable	(143,141)	(72,264)
Prepaid expenses and other assets	(12,321)	(89,405)
Inventory	(11,627)	40,013
Accounts payable and accrued liabilities	174,948	335,150
Net cash used in operating activities:	(1,062,683)	(1,115,087)
INVESTING ACTIVITIES
Purchase of property and equipment	(11,615)	(54,960)
Net cash used in investing activities	(11,615)	(54,960)
FINANCING ACTIVITIES
Borrowings under notes payable	2,500,000	659,000
Increase in line of credit -- related party	497,500	365,000
Payments on notes payable	(917,307)	(4,701)
Proceeds from warrant exercises		86,171
Net cash provided by financing activities	2,080,193	1,105,470
NET INCREASE (DECREASE) IN CASH	1,005,895	(64,577)
CASH, BEGINNING OF PERIOD	58,711	165,536
CASH, END OF PERIOD	1,064,606	100,959
SUPPLEMENTAL SCHEDULE OF CASH FLOW INFORMATION
Cash paid for interest	213,813	173,627
NON-CASH TRANSACTIONS
Issuance of common stock and warrants from accrued stock payable	1,069,775	114,693
Derivative warrant liability recorded as debt discount	2,450,000
Warrants issued in connection with debt recorded as debt discount	31,100	297,931
10% Notes and 14% Mortgage Note Payable converted to 12% Notes	$ 550,000
Convertible notes payable settled in common stock		320,000
Issuance of common stock upon cashless conversion of warrants by Full Circle		3,683,270
IPG Acquisition [Member]
NON-CASH TRANSACTIONS
Acquisition with common stock payable and warrants		1,887,000
Chiefton Acquisition [Member]
NON-CASH TRANSACTIONS
Acquisition with common stock payable and warrants		$ 69,400